TAXES (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(10.00%)	(10.00%)	(10.00%)
Preferential Blue Hat Pingxiang tax rate reduction		(12.50%)	(8.00%)
Permanent difference	2.70%	2.30%	0.10%
Effective tax rate	17.70%	4.80%	7.10%